MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET            TWO WORLD TRADE CENTER,
SERIES - EQUITY PORTFOLIO                               NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JUNE 30, 1998

DEAR SHAREHOLDER:

The fiscal year ended June 30, 1998, saw a great deal of volatility and uncertainty as financial turmoil in Asia spread to world equity markets. However, the U.S. stock market recovered quickly and American large-cap stocks actually benefited from the perception that they could provide a safe haven from the turmoil. This positive investor psychology was coupled with strong fundamentals -- low inflation, high employment and rising consumer confidence -- in the U.S. economy that supported rising equity prices. Smaller companies, in which the Fund is more heavily weighted than the S&P 500 Index, also posted impressive performances but were overshadowed by the exceptional returns of larger companies.

PERFORMANCE AND PORTFOLIO

For the year ending June 30, 1998, Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio Class B produced a total return of 21.84 percent compared to 30.14 percent for the Standard & Poor's 500 Index (S&P 500 Index) and 22.14 percent for the Lipper Growth and Income Funds Index. Since its inception on December 1, 1987, the Fund has provided an average annual total return of 16.24 percent.

From their inceptions on July 28, 1997 through June 30, 1998, the Fund's Class A, C and D shares posted total returns of 16.01 percent, 15.22 percent and 16.27 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. For the same period, the S&P 500 Index returned
23.01 percent and the Lipper Growth and Income Funds Index returned 13.96 percent. For the period under review, the Fund underperformed the S&P 500 because of its emphasis on small-cap stocks which did not perform as strongly relative to the large-cap issues that dominated the S&P 500. Investors worried about the impact of the Asian financial crisis on U.S. profits shunned smaller caps for the perceived safety of large caps.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares for the ten-year period ended June 30, 1998, versus similar hypothetical investments in the issues that comprise the S&P 500 Index and the Lipper Index.

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio invests in substantially all of the stocks included in the S&P 500 Index. Unlike the index, the Fund equally weights all stock positions, thereby emphasizing the stocks of smaller- to medium-capitalization companies, which have historically outperformed larger-capitalization companies over the long term. Even though small- and mid-capitalization stocks have provided strong returns over the last three to four years, they have been eclipsed by the returns of a narrow list of large-capitalization growth stocks. The huge cash flows into these few large-cap companies have left the rest of the market neglected and have pushed the relative valuations of small- and mid-cap companies to historically low levels.

LOOKING AHEAD

Factors such as slowing global growth, specifically in Southeast Asia, coupled with a stronger dollar are likely to present greater risks to the earnings of larger companies with more foreign exposure. Smaller companies, on the other hand, are likely to be cushioned from these events to a greater degree. This scenario would bode well for small-cap equity markets in the United States. As small-cap stocks benefit, so should the Fund, through its strategy of equally weighting S&P issues of all market caps.

We appreciate your support of Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET
SERIES - EQUITY PORTFOLIO
FUND PERFORMANCE JUNE 30, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000
        --
  Class B Shares
 ($ in Thousands)

                          Fund   S&P 500(4)  Lipper(5)
June 1988              $10,000      $10,000    $10,000
June 1989              $11,687      $12,048    $11,809
June 1990              $12,409      $14,032    $12,887
June 1991              $13,131      $15,068    $13,646
June 1992              $14,684      $17,085    $15,476
June 1993              $17,401      $19,410    $18,008
June 1994              $17,794      $19,683    $18,714
June 1995              $21,605      $24,808    $22,359
June 1996              $25,768      $31,254    $27,254
June 1997              $32,134      $42,096    $35,158
June 1998           $39,152(3)      $54,786    $42,941

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
               CLASS B SHARES**                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                       21.84(1)   16.84(2)     Since Inception (7/28/97)  16.01(1)      9.92(2)
5 Years                      17.61(1)   17.40(2)
10 Years                     14.62(1)   14.62(2)

               CLASS C SHARES++                                       CLASS D SHARES#
-----------------------------------------------       -----------------------------------------------
Since Inception (7/28/97)  15.22(1)      14.22(2)     Since Inception (7/28/97)  16.27(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on June 30, 1998.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
   * For periods of less than one year, the fund quotes its total return on a non-annualized basis.
  ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%.
     The CDSC declines to 0% after six years.
   + The maximum front-end sales charge for Class A is 5.25%.
  ++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
   # Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.5%)
           ADVERTISING/MARKETING SERVICES (0.6%)
  61,000   Cognizant Corp.......................................................................  $    3,843,000
  60,000   Interpublic Group of Companies, Inc..................................................       3,641,250
  62,000   Omnicom Group, Inc...................................................................       3,092,250
                                                                                                  --------------
                                                                                                      10,576,500
                                                                                                  --------------
           AEROSPACE & DEFENSE (0.8%)
  69,000   Boeing Co............................................................................       3,074,812
  72,000   General Dynamics Corp................................................................       3,348,000
  31,000   Lockheed Martin Corp.................................................................       3,282,125
  31,000   Northrop Grumman Corp................................................................       3,196,875
                                                                                                  --------------
                                                                                                      12,901,812
                                                                                                  --------------
           AGRICULTURE RELATED (0.4%)
 162,000   Archer-Daniels-Midland Co............................................................       3,138,750
  91,000   Pioneer Hi-Bred International, Inc...................................................       3,765,125
                                                                                                  --------------
                                                                                                       6,903,875
                                                                                                  --------------
           AIR FREIGHT (0.2%)
  54,000   FDX Corp.*...........................................................................       3,388,500
                                                                                                  --------------
           AIRLINES (0.8%)
  44,000   AMR Corp.*...........................................................................       3,663,000
  27,500   Delta Air Lines, Inc.................................................................       3,554,375
 123,000   Southwest Airlines Co................................................................       3,643,875
  45,000   US Airways Group Inc.*...............................................................       3,566,250
                                                                                                  --------------
                                                                                                      14,427,500
                                                                                                  --------------
           ALUMINUM (0.6%)
 118,000   Alcan Aluminium Ltd. (Canada)........................................................       3,259,750
  50,000   Aluminum Co. of America..............................................................       3,296,875
  58,000   Reynolds Metals Co...................................................................       3,244,375
                                                                                                  --------------
                                                                                                       9,801,000
                                                                                                  --------------
           AUTO PARTS - AFTER MARKET (1.5%)
 147,000   Cooper Tire & Rubber Co..............................................................       3,031,875
  63,000   Dana Corp............................................................................       3,370,500
  70,000   Echlin, Inc..........................................................................       3,434,375
  91,000   Genuine Parts Co.....................................................................       3,145,187
  50,000   Goodyear Tire & Rubber Co............................................................       3,221,875
  94,000   ITT Industries, Inc..................................................................       3,513,250
  91,000   Snap-On, Inc.........................................................................       3,298,750
  59,000   TRW, Inc.............................................................................       3,222,875
                                                                                                  --------------
                                                                                                      26,238,687
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           AUTOMOBILES (0.6%)
  65,000   Chrysler Corp........................................................................  $    3,664,375
  58,000   Ford Motor Co........................................................................       3,422,000
  49,000   General Motors Corp..................................................................       3,273,812
                                                                                                  --------------
                                                                                                      10,360,187
                                                                                                  --------------
           BANKS - MONEY CENTER (1.6%)
  40,500   BankAmerica Corp.....................................................................       3,500,719
  27,000   Bankers Trust New York Corp..........................................................       3,133,687
  50,000   Chase Manhattan Corp.................................................................       3,775,000
  23,000   Citicorp.............................................................................       3,432,750
  38,000   First Chicago NBD Corp...............................................................       3,367,750
  63,000   First Union Corp.....................................................................       3,669,750
  27,000   Morgan (J.P.) & Co., Inc.............................................................       3,162,375
  46,000   NationsBank Corp.....................................................................       3,519,000
                                                                                                  --------------
                                                                                                      27,561,031
                                                                                                  --------------
           BANKS - REGIONAL (4.6%)
  56,650   Banc One Corp........................................................................       3,161,778
  56,000   Bank of New York Co., Inc............................................................       3,398,500
  64,000   BankBoston Corp......................................................................       3,560,000
  49,000   BB&T Corporation.....................................................................       3,313,625
  52,500   Comerica, Inc........................................................................       3,478,125
  57,000   Fifth Third Bancorp..................................................................       3,583,875
  44,000   Fleet Financial Group, Inc...........................................................       3,674,000
  96,000   Huntington Bancshares, Inc...........................................................       3,210,000
  89,000   KeyCorp..............................................................................       3,170,625
  52,000   Mellon Bank Corp.....................................................................       3,620,500
  63,000   Mercantile Bancorporation, Inc.......................................................       3,173,625
  50,000   National City Corp...................................................................       3,550,000
  40,000   Northern Trust Corp..................................................................       3,047,500
  87,000   Norwest Corp.........................................................................       3,251,625
  58,000   PNC Bank Corp........................................................................       3,121,125
  52,000   Republic New York Corp...............................................................       3,272,750
  50,000   State Street Corp....................................................................       3,475,000
  70,000   Summit Bancorp.*.....................................................................       3,325,000
  44,000   SunTrust Banks, Inc..................................................................       3,577,750
 137,500   Synovus Financial Corp...............................................................       3,265,625
  81,000   U.S. Bancorp.........................................................................       3,483,000
  39,000   Wachovia Corp........................................................................       3,295,500
  10,000   Wells Fargo & Co.....................................................................       3,690,000
                                                                                                  --------------
                                                                                                      77,699,528
                                                                                                  --------------
           BEVERAGES - ALCOHOLIC (0.8%)
  69,000   Anheuser-Busch Companies, Inc........................................................       3,255,937
  58,000   Brown-Forman Corp. (Class B).........................................................       3,726,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  96,000   Coors (Adolph) Co. (Class B).........................................................  $    3,264,000
  90,000   Seagram Co. Ltd. (Canada)............................................................       3,684,375
                                                                                                  --------------
                                                                                                      13,930,812
                                                                                                  --------------
           BEVERAGES - SOFT DRINKS (0.4%)
  42,000   Coca Cola Co.........................................................................       3,591,000
  80,000   PepsiCo, Inc.........................................................................       3,295,000
                                                                                                  --------------
                                                                                                       6,886,000
                                                                                                  --------------
           BIOTECHNOLOGY (0.2%)
  55,000   Amgen Inc.*..........................................................................       3,595,625
                                                                                                  --------------
           BROADCAST MEDIA (1.1%)
 110,000   CBS Corp.............................................................................       3,492,500
  35,000   Clear Channel Communications, Inc.*..................................................       3,819,375
  90,000   Comcast Corp. (Class A Special)......................................................       3,650,625
  85,000   MediaOne Group Inc.*.................................................................       3,734,687
 104,000   Tele-Communications, Inc. (Class A)*.................................................       3,991,000
                                                                                                  --------------
                                                                                                      18,688,187
                                                                                                  --------------
           BUILDING MATERIALS (0.6%)
  47,000   Armstrong World Industries Inc.......................................................       3,166,625
  60,000   Masco Corp...........................................................................       3,630,000
  91,000   Owens Corning........................................................................       3,713,937
                                                                                                  --------------
                                                                                                      10,510,562
                                                                                                  --------------
           CHEMICALS (1.4%)
  78,000   Air Products & Chemicals, Inc........................................................       3,120,000
  35,000   Dow Chemical Co......................................................................       3,384,062
  48,000   DuPont (E.I) de Nemours & Co., Inc...................................................       3,582,000
  51,000   Eastman Chemical Co..................................................................       3,174,750
  69,000   Praxair, Inc.........................................................................       3,230,062
  32,000   Rohm & Haas Co.......................................................................       3,326,000
  71,000   Union Carbide Corp...................................................................       3,789,625
                                                                                                  --------------
                                                                                                      23,606,499
                                                                                                  --------------
           CHEMICALS - DIVERSIFIED (1.0%)
 168,000   Engelhard Corp.......................................................................       3,402,000
  46,000   FMC Corp.*...........................................................................       3,136,625
  68,000   Goodrich (B.F.) Co...................................................................       3,374,500
  61,000   Monsanto Co..........................................................................       3,408,375
  49,000   PPG Industries, Inc..................................................................       3,408,562
                                                                                                  --------------
                                                                                                      16,730,062
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CHEMICALS - SPECIALTY (1.5%)
 111,000   Ecolab, Inc..........................................................................  $    3,441,000
 180,000   Grace (W. R.) & Co...................................................................       3,071,250
  84,000   Great Lakes Chemical Corp............................................................       3,312,750
  77,000   Hercules, Inc........................................................................       3,166,625
  70,000   International Flavors & Fragrances Inc...............................................       3,040,625
 123,000   Morton International, Inc............................................................       3,075,000
  92,000   Nalco Chemical Co....................................................................       3,231,500
  91,000   Sigma-Aldrich Corp...................................................................       3,196,375
                                                                                                  --------------
                                                                                                      25,535,125
                                                                                                  --------------
           COMMERCIAL & CONSUMER SERVICES (1.0%)
  76,000   Block (H.&R.), Inc...................................................................       3,201,500
 149,000   Cendant Corp.*.......................................................................       3,110,375
 100,000   Dun & Bradstreet Corp................................................................       3,612,500
 263,000   Laidlaw, Inc. (Canada)...............................................................       3,205,312
  80,000   Service Corp. International..........................................................       3,430,000
                                                                                                  --------------
                                                                                                      16,559,687
                                                                                                  --------------
           COMMUNICATIONS EQUIPMENT (1.8%)
 172,000   Andrew Corp.*........................................................................       3,096,000
 120,000   DSC Communications Corp.*............................................................       3,585,000
 135,000   General Instrument Corp.*............................................................       3,670,312
  77,000   Harris Corp..........................................................................       3,440,937
  44,000   Lucent Technologies, Inc.............................................................       3,660,250
  58,000   Motorola, Inc........................................................................       3,048,625
  58,000   Northern Telecom Ltd. (Canada).......................................................       3,291,500
 143,000   Scientific-Atlanta, Inc..............................................................       3,628,625
  51,000   Tellabs, Inc.*.......................................................................       3,649,687
                                                                                                  --------------
                                                                                                      31,070,936
                                                                                                  --------------
           COMPUTER - NETWORKING (1.0%)
 104,000   3Com Corp.*..........................................................................       3,191,500
  65,000   Ascend Communications, Inc.*.........................................................       3,217,500
 113,000   Bay Networks, Inc.*..................................................................       3,644,250
 254,000   Cabletron Systems, Inc.*.............................................................       3,413,125
  40,000   Cisco Systems, Inc.*.................................................................       3,682,500
                                                                                                  --------------
                                                                                                      17,148,875
                                                                                                  --------------
           COMPUTER HARDWARE (1.8%)
 128,000   Apple Computer, Inc.*................................................................       3,672,000
 136,000   COMPAQ Computer Corp.................................................................       3,859,000
 213,000   Data General Corp.*..................................................................       3,181,687
  38,000   Dell Computer Corp.*.................................................................       3,524,500
  67,000   Gateway 2000, Inc.*..................................................................       3,391,875
  54,000   Hewlett-Packard Co...................................................................       3,233,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  31,000   International Business Machines Corp.................................................  $    3,559,187
 256,900   Silicon Graphics, Inc.*..............................................................       3,114,912
  78,000   Sun Microsystems, Inc.*..............................................................       3,388,125
                                                                                                  --------------
                                                                                                      30,924,536
                                                                                                  --------------
           COMPUTER SOFTWARE & SERVICES (2.0%)
  75,000   Adobe Systems, Inc...................................................................       3,182,812
  82,000   Autodesk, Inc........................................................................       3,151,875
  60,000   Computer Associates International, Inc...............................................       3,333,750
  58,000   Computer Sciences Corp.*.............................................................       3,712,000
 110,000   HBO & Co.............................................................................       3,877,500
  34,000   Microsoft Corp.*.....................................................................       3,684,750
 295,000   Novell, Inc.*........................................................................       3,761,250
 128,000   Oracle Corp.*........................................................................       3,136,000
 116,000   Parametric Technology Corp.*.........................................................       3,139,250
 129,000   Unisys Corp.*........................................................................       3,644,250
                                                                                                  --------------
                                                                                                      34,623,437
                                                                                                  --------------
           COMPUTERS - PERIPHERAL EQUIPMENT (0.4%)
  78,000   EMC Corp.*...........................................................................       3,495,375
 144,000   Seagate Technology, Inc.*............................................................       3,429,000
                                                                                                  --------------
                                                                                                       6,924,375
                                                                                                  --------------
           COMPUTERS - SYSTEMS (0.2%)
  48,000   Shared Medical Systems Corp..........................................................       3,525,000
                                                                                                  --------------
           CONSUMER - NONCYCLICAL (0.4%)
  73,000   American Greetings Corp. (Class A)...................................................       3,718,437
 134,000   Jostens, Inc.........................................................................       3,232,750
                                                                                                  --------------
                                                                                                       6,951,187
                                                                                                  --------------
           CONTAINERS - METAL & GLASS (0.6%)
  91,000   Ball Corp............................................................................       3,657,062
  68,000   Crown Cork & Seal Co., Inc...........................................................       3,230,000
  81,000   Owens-Illinois, Inc.*................................................................       3,624,750
                                                                                                  --------------
                                                                                                      10,511,812
                                                                                                  --------------
           CONTAINERS - PAPER (0.8%)
  80,000   Bemis Company, Inc...................................................................       3,270,000
 247,000   Stone Container Corp.................................................................       3,859,375
  60,000   Temple-Inland, Inc...................................................................       3,232,500
  63,000   Union Camp Corp......................................................................       3,126,375
                                                                                                  --------------
                                                                                                      13,488,250
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           DATA PROCESSING (0.8%)
  49,000   Automatic Data Processing, Inc.......................................................  $    3,570,875
  62,000   Ceridian Corp.*......................................................................       3,642,500
  92,000   Equifax, Inc.........................................................................       3,340,750
 103,000   First Data Corp......................................................................       3,431,187
                                                                                                  --------------
                                                                                                      13,985,312
                                                                                                  --------------
           DISTRIBUTORS - FOOD & HEALTH (0.6%)
  38,000   Cardinal Health, Inc.................................................................       3,562,500
  74,500   Supervalu, Inc.......................................................................       3,305,937
 140,000   Sysco Corp...........................................................................       3,587,500
                                                                                                  --------------
                                                                                                      10,455,937
                                                                                                  --------------
           ELECTRICAL EQUIPMENT (1.5%)
  90,000   AMP, Inc.............................................................................       3,093,750
  53,000   Emerson Electric Co..................................................................       3,199,875
  40,000   General Electric Co..................................................................       3,640,000
  87,000   General Signal Corp..................................................................       3,132,000
  43,000   Honeywell, Inc.......................................................................       3,593,187
 102,000   Raychem Corp.........................................................................       3,015,375
  67,000   Rockwell International Corp..........................................................       3,220,187
  66,000   Thomas & Betts Corp..................................................................       3,250,500
                                                                                                  --------------
                                                                                                      26,144,874
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.2%)
  64,000   Grainger (W.W.), Inc.................................................................       3,188,000
                                                                                                  --------------
           ELECTRONICS - DEFENSE (0.2%)
  56,000   Raytheon Co. (Class B)...............................................................       3,311,000
                                                                                                  --------------
           ELECTRONICS - INSTRUMENTATION (0.6%)
 122,600   EG & G, Inc..........................................................................       3,678,000
  53,000   Perkin-Elmer Corp....................................................................       3,295,937
  86,000   Tektronix, Inc.......................................................................       3,042,250
                                                                                                  --------------
                                                                                                      10,016,187
                                                                                                  --------------
           ELECTRONICS - SEMICONDUCTORS (1.1%)
 180,000   Advanced Micro Devices, Inc.*........................................................       3,071,250
  44,000   Intel Corp...........................................................................       3,258,750
 139,000   LSI Logic Corp.*.....................................................................       3,205,687
 127,000   Micron Technology, Inc.*.............................................................       3,151,187
 227,000   National Semiconductor Corp.*........................................................       2,993,562
  62,000   Texas Instruments, Inc...............................................................       3,615,375
                                                                                                  --------------
                                                                                                      19,295,811
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           ENGINEERING & CONSTRUCTION (0.6%)
  73,000   Fluor Corp...........................................................................  $    3,723,000
 148,000   Foster Wheeler Corp..................................................................       3,172,750
  88,000   McDermott International, Inc.........................................................       3,030,500
                                                                                                  --------------
                                                                                                       9,926,250
                                                                                                  --------------
           ENTERTAINMENT (0.8%)
 126,000   King World Productions Inc.*.........................................................       3,213,000
  44,000   Time Warner, Inc.....................................................................       3,759,250
  60,000   Viacom, Inc. (Class B)*..............................................................       3,495,000
  32,000   Walt Disney Co.......................................................................       3,362,000
                                                                                                  --------------
                                                                                                      13,829,250
                                                                                                  --------------
           FINANCE - CONSUMER (1.2%)
  23,000   Beneficial Corp......................................................................       3,523,312
  70,000   Countrywide Credit Industries, Inc...................................................       3,552,500
  82,000   Green Tree Financial Corp............................................................       3,510,625
  62,000   Household International, Inc.........................................................       3,084,500
  99,000   MBNA Corp............................................................................       3,267,000
  47,000   Providian Financial Corp.............................................................       3,692,437
                                                                                                  --------------
                                                                                                      20,630,374
                                                                                                  --------------
           FINANCE - DIVERSIFIED (1.9%)
  33,000   American Express Co..................................................................       3,762,000
  52,000   American General Corp................................................................       3,701,750
  42,000   Associates First Capital Corp. (Class A).............................................       3,228,750
  56,000   Fannie Mae...........................................................................       3,402,000
  75,000   Freddie Mac..........................................................................       3,529,687
  49,000   MBIA Inc.............................................................................       3,668,875
  56,000   MGIC Investment Corp.................................................................       3,195,500
  41,000   Morgan Stanley Dean Witter & Co. (Note 4)............................................       3,746,375
  63,000   SunAmerica Inc.......................................................................       3,618,562
                                                                                                  --------------
                                                                                                      31,853,499
                                                                                                  --------------
           FOODS (2.4%)
  60,000   BestFoods............................................................................       3,483,750
  60,000   Campbell Soup Co.....................................................................       3,187,500
 102,000   ConAgra, Inc.........................................................................       3,232,125
  46,000   General Mills, Inc...................................................................       3,145,250
  62,000   Heinz (H.J.) Co......................................................................       3,479,750
  51,000   Hershey Foods Corp...................................................................       3,519,000
  83,000   Kellogg Co...........................................................................       3,117,687
  58,000   Quaker Oats Company (The)............................................................       3,186,375
  31,000   Ralston-Ralston Purina Group.........................................................       3,621,187

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  56,000   Sara Lee Corp........................................................................  $    3,132,500
  44,000   Unilever NV (ADR) (Netherlands)......................................................       3,473,250
  35,000   Wrigley (Wm.) Jr. Co. (Class A)......................................................       3,430,000
                                                                                                  --------------
                                                                                                      40,008,374
                                                                                                  --------------
           FOOTWEAR (0.4%)
  74,000   Nike, Inc. (Class B).................................................................       3,602,875
 117,000   Reebok International Ltd. (United Kingdom)*..........................................       3,239,437
                                                                                                  --------------
                                                                                                       6,842,312
                                                                                                  --------------
           GAMING, LOTTERY, & PARI-MUTUEL COMPANIES (0.4%)
 147,000   Harrah's Entertainment, Inc.*........................................................       3,417,750
 146,000   Mirage Resorts, Inc.*................................................................       3,111,625
                                                                                                  --------------
                                                                                                       6,529,375
                                                                                                  --------------
           GOLD & PRECIOUS METALS MINING (1.0%)
 171,000   Barrick Gold Corp. (Canada)..........................................................       3,281,062
 574,700   Battle Mountain Gold Co..............................................................       3,412,281
 340,000   Homestake Mining Co..................................................................       3,527,500
 137,000   Newmont Mining Corp..................................................................       3,236,625
 291,000   Placer Dome Inc. (Canada)............................................................       3,419,250
                                                                                                  --------------
                                                                                                      16,876,718
                                                                                                  --------------
           HARDWARE & TOOLS (0.4%)
  60,000   Black & Decker Corp..................................................................       3,660,000
  76,000   Stanley Works........................................................................       3,158,750
                                                                                                  --------------
                                                                                                       6,818,750
                                                                                                  --------------
           HEALTHCARE - DIVERSIFIED (1.5%)
  85,000   Abbott Laboratories..................................................................       3,474,375
  79,000   Allergan, Inc........................................................................       3,663,625
  69,000   American Home Products Corp..........................................................       3,570,750
  31,000   Bristol-Myers Squibb Co..............................................................       3,563,062
  47,000   Johnson & Johnson....................................................................       3,466,250
 104,000   Mallinckrodt Group, Inc..............................................................       3,087,500
  54,000   Warner-Lambert Co....................................................................       3,746,250
                                                                                                  --------------
                                                                                                      24,571,812
                                                                                                  --------------
           HEALTHCARE - DRUGS (1.1%)
  53,000   Lilly (Eli) & Co.....................................................................       3,501,312
  27,000   Merck & Co., Inc.....................................................................       3,611,250
  33,000   Pfizer, Inc..........................................................................       3,586,687

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  79,000   Pharmacia & Upjohn, Inc..............................................................  $    3,643,875
  39,000   Schering-Plough Corp.................................................................       3,573,375
                                                                                                  --------------
                                                                                                      17,916,499
                                                                                                  --------------
           HEALTHCARE - HMOS (0.4%)
 117,000   Humana, Inc.*........................................................................       3,648,937
  55,000   United Healthcare Corp...............................................................       3,492,500
                                                                                                  --------------
                                                                                                       7,141,437
                                                                                                  --------------
           HEALTHCARE - LONG TERM (0.4%)
 115,000   Healthsouth Corp.*...................................................................       3,069,062
  91,000   Manor Care, Inc......................................................................       3,497,812
                                                                                                  --------------
                                                                                                       6,566,874
                                                                                                  --------------
           HEALTHCARE - SPECIALIZED SERVICES (0.2%)
  80,000   ALZA Corp. (Class A)*................................................................       3,460,000
                                                                                                  --------------
           HEAVY DUTY TRUCKS & PARTS (0.6%)
  58,000   Cummins Engine Co., Inc..............................................................       2,972,500
 113,000   Navistar International Corp.*........................................................       3,262,875
  61,000   PACCAR, Inc..........................................................................       3,175,812
                                                                                                  --------------
                                                                                                       9,411,187
                                                                                                  --------------
           HOME BUILDING (0.8%)
  91,000   Centex Corp..........................................................................       3,435,250
  81,000   Fleetwood Enterprises, Inc...........................................................       3,240,000
 110,000   Kaufman & Broad Home Corp............................................................       3,492,500
 119,000   Pulte Corp...........................................................................       3,555,125
                                                                                                  --------------
                                                                                                      13,722,875
                                                                                                  --------------
           HOSPITAL MANAGEMENT (0.4%)
 107,000   Columbia/HCA Healthcare Corp.........................................................       3,116,375
 105,000   Tenet Healthcare Corp.*..............................................................       3,281,250
                                                                                                  --------------
                                                                                                       6,397,625
                                                                                                  --------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
  70,000   Maytag Corp..........................................................................       3,456,250
  53,000   Whirlpool Corp.......................................................................       3,643,750
                                                                                                  --------------
                                                                                                       7,100,000
                                                                                                  --------------
           HOUSEHOLD PRODUCTS - NON-DURABLE (1.0%)
  38,000   Clorox Co............................................................................       3,624,250
  39,000   Colgate-Palmolive Co.................................................................       3,432,000
  76,000   Fort James Corp......................................................................       3,382,000
  69,000   Kimberly-Clark Corp..................................................................       3,165,375
  39,000   Procter & Gamble Co..................................................................       3,551,437
                                                                                                  --------------
                                                                                                      17,155,062
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOUSEWARES (0.8%)
  93,000   Fortune Brands, Inc..................................................................  $    3,574,687
  73,000   Newell Co............................................................................       3,636,312
 109,000   Rubbermaid, Inc......................................................................       3,617,437
 118,000   Tupperware Corp......................................................................       3,318,750
                                                                                                  --------------
                                                                                                      14,147,186
                                                                                                  --------------
           INSURANCE BROKERS (0.4%)
  51,000   Aon Corp.............................................................................       3,582,750
  58,500   Marsh & McLennan Cos., Inc...........................................................       3,535,594
                                                                                                  --------------
                                                                                                       7,118,344
                                                                                                  --------------
           INVESTMENT BANKING/BROKERAGE (0.6%)
  41,000   Lehman Brothers Holdings, Inc........................................................       3,180,062
  38,000   Merrill Lynch & Co., Inc.............................................................       3,505,500
 105,000   Schwab (Charles) Corp................................................................       3,412,500
                                                                                                  --------------
                                                                                                      10,098,062
                                                                                                  --------------
           INVESTMENT COMPANIES (0.2%)
  57,000   Franklin Resources, Inc..............................................................       3,078,000
                                                                                                  --------------
           LEISURE TIME - PRODUCTS (0.6%)
 129,700   Brunswick Corp.......................................................................       3,210,075
  94,000   Hasbro, Inc..........................................................................       3,695,375
  83,000   Mattel, Inc..........................................................................       3,511,938
                                                                                                  --------------
                                                                                                      10,417,388
                                                                                                  --------------
           LIFE & HEALTH INSURANCE (1.2%)
  42,000   Aetna Inc............................................................................       3,197,250
  65,000   Conseco, Inc.........................................................................       3,038,750
  57,750   Jefferson-Pilot Corp.................................................................       3,345,891
  75,000   Torchmark Corp.......................................................................       3,431,250
  29,000   Transamerica Corp....................................................................       3,338,625
  60,000   UNUM Corp............................................................................       3,330,000
                                                                                                  --------------
                                                                                                      19,681,766
                                                                                                  --------------
           LODGING - HOTELS (0.4%)
 103,000   Hilton Hotels Corp...................................................................       2,935,500
 102,000   Marriott International , Inc.........................................................       3,302,250
                                                                                                  --------------
                                                                                                       6,237,750
                                                                                                  --------------
           MACHINERY - DIVERSIFIED (1.9%)
  65,000   Case Corp............................................................................       3,136,250
  60,000   Caterpillar, Inc.....................................................................       3,172,500
 129,000   Cincinnati Milacron, Inc.............................................................       3,136,313
  58,000   Cooper Industries, Inc...............................................................       3,186,375
  60,000   Deere & Co...........................................................................       3,172,500
  92,000   Dover Corp...........................................................................       3,151,000
 114,000   Harnischfeger Industries, Inc........................................................       3,227,625

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  74,500   Ingersoll-Rand Co....................................................................  $    3,282,656
  25,000   NACCO Industries, Inc. (Class A).....................................................       3,231,250
 100,000   Timken Co............................................................................       3,081,250
                                                                                                  --------------
                                                                                                      31,777,719
                                                                                                  --------------
           MANUFACTURING - DIVERSIFIED (2.7%)
  56,000   Aeroquip-Vickers, Inc................................................................       3,269,000
  76,000   AlliedSignal, Inc....................................................................       3,372,500
  92,000   Corning, Inc.........................................................................       3,197,000
  69,000   Crane Co.............................................................................       3,350,813
  40,000   Eaton Corp...........................................................................       3,110,000
  54,000   Illinois Tool Works Inc..............................................................       3,601,125
  61,000   Johnson Controls, Inc................................................................       3,488,438
  38,000   Minnesota Mining & Manufacturing Co..................................................       3,123,125
  61,000   National Service Industries, Inc.....................................................       3,103,375
  82,000   Tenneco, Inc.........................................................................       3,121,125
  45,600   Textron, Inc.........................................................................       3,268,950
  91,400   Thermo Electron Corp.*...............................................................       3,124,738
  58,000   Tyco International Ltd. (Bermuda)....................................................       3,654,000
  40,000   United Technologies Corp.............................................................       3,700,000
                                                                                                  --------------
                                                                                                      46,484,189
                                                                                                  --------------
           MANUFACTURING - SPECIALIZED (1.2%)
  69,000   Avery Dennison Corp..................................................................       3,708,750
  85,000   Briggs & Stratton Corp...............................................................       3,182,188
 116,000   Millipore Corp.......................................................................       3,161,000
 148,000   Pall Corp............................................................................       3,034,000
  82,700   Parker-Hannifin Corp.................................................................       3,152,938
  87,000   Sealed Air Corp.*....................................................................       3,197,250
                                                                                                  --------------
                                                                                                      19,436,126
                                                                                                  --------------
           MEDICAL PRODUCTS & SUPPLIES (2.1%)
  95,000   Bard (C.R.), Inc.....................................................................       3,615,938
  72,000   Bausch & Lomb, Inc...................................................................       3,609,000
  59,000   Baxter International, Inc............................................................       3,174,938
  47,000   Becton, Dickinson & Co...............................................................       3,648,375
 112,000   Biomet, Inc..........................................................................       3,696,000
  52,000   Boston Scientific Corp.*.............................................................       3,724,500
  50,000   Guidant Corp.........................................................................       3,565,625
  58,000   Medtronic, Inc.......................................................................       3,697,500
  93,000   St. Jude Medical, Inc.*..............................................................       3,423,563
  80,400   United States Surgical Corp..........................................................       3,668,250
                                                                                                  --------------
                                                                                                      35,823,689
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           METALS & MINING (0.9%)
 147,000   ASARCO, Inc..........................................................................  $    3,270,750
 229,000   Cyprus Amax Minerals Co..............................................................       3,034,250
 200,000   Freeport-McMoran Copper & Gold, Inc. (Class B).......................................       3,037,500
 232,000   Inco Ltd. (Canada)...................................................................       3,161,000
  56,000   Phelps Dodge Corp....................................................................       3,202,500
                                                                                                  --------------
                                                                                                      15,706,000
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.3%)
  25,000   American International Group, Inc....................................................       3,650,000
  51,000   CIGNA Corp...........................................................................       3,519,000
  33,000   Hartford Financial Services Group Inc................................................       3,774,375
  41,000   Lincoln National Corp................................................................       3,746,375
  36,000   Loews Corp...........................................................................       3,136,500
  59,000   Travelers Group, Inc.................................................................       3,576,875
                                                                                                  --------------
                                                                                                      21,403,125
                                                                                                  --------------
           NATURAL GAS (2.3%)
  50,000   Coastal Corp.........................................................................       3,490,625
  61,500   Columbia Gas System, Inc.............................................................       3,420,938
  59,000   Consolidated Natural Gas Co..........................................................       3,473,625
  80,000   Eastern Enterprises..................................................................       3,430,000
  71,000   Enron Corp...........................................................................       3,838,438
  79,000   NICOR, Inc...........................................................................       3,169,875
  83,000   ONEOK, Inc...........................................................................       3,309,625
  89,000   Peoples Energy Corp..................................................................       3,437,625
 126,319   Sempra Energy*.......................................................................       3,505,358
  83,000   Sonat, Inc...........................................................................       3,205,875
 113,000   Williams Companies, Inc..............................................................       3,813,750
                                                                                                  --------------
                                                                                                      38,095,734
                                                                                                  --------------
           OFFICE EQUIPMENT & SUPPLIES (0.4%)
 235,000   Moore Corp. Ltd. (Canada)............................................................       3,113,750
  70,000   Pitney Bowes, Inc....................................................................       3,368,750
                                                                                                  --------------
                                                                                                       6,482,500
                                                                                                  --------------
           OIL & GAS - EXPLORATION & PRODUCTION (1.1%)
  52,000   Anardarko Petroleum Corp.............................................................       3,493,750
 100,000   Apache Corp..........................................................................       3,150,000
  77,000   Burlington Resources, Inc............................................................       3,315,813
  56,000   Kerr-McGee Corp......................................................................       3,241,000
 142,000   Oryx Energy Co.*.....................................................................       3,141,750
 176,000   Union Pacific Resources Group, Inc...................................................       3,091,000
                                                                                                  --------------
                                                                                                      19,433,313
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS - REFINING & MARKETING (0.4%)
  62,300   Ashland, Inc.........................................................................  $    3,216,238
  80,000   Sun Co., Inc.........................................................................       3,105,000
                                                                                                  --------------
                                                                                                       6,321,238
                                                                                                  --------------
           OIL & GAS DRILLING (1.3%)
  92,000   Baker Hughes, Inc....................................................................       3,179,750
  73,000   Dresser Industries, Inc..............................................................       3,216,563
  73,000   Halliburton Co.......................................................................       3,253,063
 139,000   Helmerich & Payne, Inc...............................................................       3,092,750
 163,000   Rowan Companies, Inc.*...............................................................       3,168,313
  47,000   Schlumberger Ltd.....................................................................       3,210,688
  42,000   Western Atlas, Inc.*.................................................................       3,564,750
                                                                                                  --------------
                                                                                                      22,685,877
                                                                                                  --------------
           OIL INTEGRATED - DOMESTIC (1.3%)
  61,000   Amerada Hess Corp....................................................................       3,313,063
  41,000   Atlantic Richfield Co................................................................       3,203,125
 117,000   Occidental Petroleum Corp............................................................       3,159,000
  61,200   Pennzoil Co..........................................................................       3,098,250
  64,000   Phillips Petroleum Co................................................................       3,084,000
  88,000   Unocal Corp..........................................................................       3,146,000
  92,000   USX-Marathon Group...................................................................       3,156,750
                                                                                                  --------------
                                                                                                      22,160,188
                                                                                                  --------------
           OIL INTEGRATED - INTERNATIONAL (1.1%)
  74,000   Amoco Corp...........................................................................       3,080,250
  40,000   Chevron Corp.........................................................................       3,322,500
  48,000   Exxon Corp...........................................................................       3,423,000
  41,000   Mobil Corp...........................................................................       3,141,625
  56,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       3,069,500
  58,000   Texaco, Inc..........................................................................       3,461,875
                                                                                                  --------------
                                                                                                      19,498,750
                                                                                                  --------------
           PAPER & FOREST PRODUCTS (1.9%)
  99,000   Boise Cascade Corp...................................................................       3,242,250
  66,000   Champion International Corp..........................................................       3,246,375
  57,000   Georgia-Pacific Corp.................................................................       3,359,438
  72,000   International Paper Co...............................................................       3,096,000
 167,000   Louisiana-Pacific Corp...............................................................       3,047,750
 100,000   Mead Corp............................................................................       3,175,000
  75,000   Potlatch Corp........................................................................       3,150,000
 112,000   Westvaco Corp........................................................................       3,164,000
  68,000   Weyerhaeuser Co......................................................................       3,140,750
 104,000   Willamette Industries, Inc...........................................................       3,328,000
                                                                                                  --------------
                                                                                                      31,949,563
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           PERSONAL CARE (0.6%)
 107,000   Alberto-Culver Co. (Class B).........................................................  $    3,103,000
  45,000   Avon Products, Inc...................................................................       3,487,500
  58,000   Gillette Co..........................................................................       3,287,875
                                                                                                  --------------
                                                                                                       9,878,375
                                                                                                  --------------
           PHOTOGRAPHY/IMAGING (0.8%)
  52,000   Eastman Kodak Co.....................................................................       3,799,250
 208,000   Ikon Office Solutions, Inc...........................................................       3,029,000
  86,000   Polaroid Corp........................................................................       3,058,375
  35,000   Xerox Corp...........................................................................       3,556,875
                                                                                                  --------------
                                                                                                      13,443,500
                                                                                                  --------------
           PROPERTY - CASUALTY INSURANCE (1.4%)
  35,000   Allstate Corp........................................................................       3,204,688
  42,000   Chubb Corp...........................................................................       3,375,750
  81,000   Cincinnati Financial Corp............................................................       3,128,625
  14,500   General Re Corp......................................................................       3,675,750
  24,000   Progressive Corp.....................................................................       3,384,000
  66,000   SAFECO Corp..........................................................................       2,994,750
  91,000   St. Paul Companies, Inc..............................................................       3,827,688
                                                                                                  --------------
                                                                                                      23,591,251
                                                                                                  --------------
           PUBLISHING (0.8%)
  61,000   Dow Jones & Co., Inc.................................................................       3,400,750
  44,000   McGraw-Hill, Inc.....................................................................       3,588,750
  82,000   Meredith Corp........................................................................       3,848,875
  50,500   Times Mirror Co. (Class A)...........................................................       3,175,188
                                                                                                  --------------
                                                                                                      14,013,563
                                                                                                  --------------
           PUBLISHING - NEWSPAPER (0.8%)
  51,000   Gannett Co., Inc.....................................................................       3,624,188
  57,000   Knight-Ridder Newspapers, Inc........................................................       3,138,563
  47,000   New York Times Co. (Class A).........................................................       3,724,750
  52,000   Tribune Co...........................................................................       3,578,250
                                                                                                  --------------
                                                                                                      14,065,751
                                                                                                  --------------
           RAILROADS (0.8%)
  32,000   Burlington Northern Santa Fe Corp....................................................       3,142,000
  70,000   CSX Corp.............................................................................       3,185,000
 108,000   Norfolk Southern Corp................................................................       3,219,750
  73,000   Union Pacific Corp...................................................................       3,221,125
                                                                                                  --------------
                                                                                                      12,767,875
                                                                                                  --------------
           RESTAURANTS (0.8%)
 225,000   Darden Restaurants, Inc..............................................................       3,571,875
  51,000   McDonald's Corp......................................................................       3,519,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 107,000   TRICON Global Restaurants, Inc.*.....................................................  $    3,390,563
 151,000   Wendy's International, Inc...........................................................       3,548,500
                                                                                                  --------------
                                                                                                      14,029,938
                                                                                                  --------------
           RETAIL - BUILDING SUPPLIES (0.6%)
  43,000   Home Depot, Inc......................................................................       3,571,688
  84,000   Lowe's Companies, Inc................................................................       3,407,250
 106,000   Sherwin-Williams Co..................................................................       3,511,250
                                                                                                  --------------
                                                                                                      10,490,188
                                                                                                  --------------
           RETAIL - COMPUTERS & ELECTRONICS (0.4%)
  78,000   Circuit City Stores, Inc.............................................................       3,656,250
  69,000   Tandy Corp...........................................................................       3,661,313
                                                                                                  --------------
                                                                                                       7,317,563
                                                                                                  --------------
           RETAIL - DEPARTMENT STORES (1.5%)
  88,000   Dillard's, Inc. (Class A)............................................................       3,646,500
  67,000   Federated Department Stores, Inc.*...................................................       3,605,438
  59,000   Harcourt General, Inc................................................................       3,510,500
  55,000   May Department Stores Co.............................................................       3,602,500
  45,000   Mercantile Stores Co., Inc...........................................................       3,552,188
  48,000   Nordstrom, Inc.......................................................................       3,705,000
  48,500   Penney (J.C.) Co., Inc...............................................................       3,507,156
                                                                                                  --------------
                                                                                                      25,129,282
                                                                                                  --------------
           RETAIL - DRUG STORES (0.8%)
  93,000   CVS Corp.............................................................................       3,621,188
 109,000   Longs Drug Stores Corp...............................................................       3,147,375
  97,000   Rite Aid Corp........................................................................       3,643,563
  88,000   Walgreen Co..........................................................................       3,635,500
                                                                                                  --------------
                                                                                                      14,047,626
                                                                                                  --------------
           RETAIL - FOOD CHAINS (1.3%)
  69,000   Albertson's, Inc.....................................................................       3,575,063
 139,000   American Stores Co...................................................................       3,362,063
  88,000   Giant Food, Inc. (Class A)...........................................................       3,789,500
 106,000   Great Atlantic & Pacific Tea Co., Inc................................................       3,504,625
  82,000   Kroger Co.*..........................................................................       3,515,750
  73,000   Winn-Dixie Stores, Inc...............................................................       3,736,688
                                                                                                  --------------
                                                                                                      21,483,689
                                                                                                  --------------
           RETAIL - GENERAL MERCHANDISE (1.0%)
  57,000   Costco Companies, Inc.*..............................................................       3,594,563
  73,000   Dayton Hudson Corp...................................................................       3,540,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 184,000   Kmart Corp.*.........................................................................  $    3,542,000
  58,000   Sears, Roebuck & Co..................................................................       3,541,625
  59,000   Wal-Mart Stores, Inc.................................................................       3,584,250
                                                                                                  --------------
                                                                                                      17,802,938
                                                                                                  --------------
           RETAIL - SPECIALTY (0.9%)
 105,000   AutoZone, Inc.*......................................................................       3,353,438
  85,000   Consolidated Stores Corp.*...........................................................       3,081,250
 166,000   Pep Boys-Manny, Moe & Jack...........................................................       3,143,625
 137,000   Toys 'R' Us, Inc.*...................................................................       3,228,063
 170,000   Venator Group, Inc*..................................................................       3,251,250
                                                                                                  --------------
                                                                                                      16,057,626
                                                                                                  --------------
           RETAIL - SPECIALTY APPAREL (0.6%)
  60,000   Gap, Inc. (The)......................................................................       3,697,500
 109,000   Limited (The), Inc...................................................................       3,610,625
 144,000   TJX Companies, Inc...................................................................       3,474,000
                                                                                                  --------------
                                                                                                      10,782,125
                                                                                                  --------------
           SAVINGS & LOAN COMPANIES (0.6%)
  45,000   Ahmanson (H.F.) & Co.................................................................       3,195,000
  33,000   Golden West Financial Corp...........................................................       3,508,313
  78,000   Washington Mutual, Inc...............................................................       3,383,250
                                                                                                  --------------
                                                                                                      10,086,563
                                                                                                  --------------
           SEMICONDUCTOR EQUIPMENT (0.4%)
 103,000   Applied Materials, Inc.*.............................................................       3,038,500
 113,000   KLA-Tencor Corp.*....................................................................       3,128,688
                                                                                                  --------------
                                                                                                       6,167,188
                                                                                                  --------------
           SPECIALTY PRINTING (0.4%)
  96,000   Deluxe Corp..........................................................................       3,438,000
  80,000   Donnelley (R.R.) & Sons Co...........................................................       3,660,000
                                                                                                  --------------
                                                                                                       7,098,000
                                                                                                  --------------
           STEEL & IRON (1.4%)
 141,000   Allegheny Teledyne Inc...............................................................       3,225,375
 567,000   Armco, Inc.*.........................................................................       3,614,625
 257,000   Bethlehem Steel Corp.*...............................................................       3,196,438
 129,000   Inland Steel Industries, Inc.........................................................       3,636,188
  69,000   Nucor Corp...........................................................................       3,174,000
 101,000   USX-U.S. Steel Group, Inc............................................................       3,333,000
 210,000   Worthington Industries, Inc..........................................................       3,150,000
                                                                                                  --------------
                                                                                                      23,329,626
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.4%)
  62,000   AirTouch Communications, Inc.*.......................................................  $    3,623,125
 121,000   Nextel Communications, Inc. (Class A)*...............................................       3,002,313
                                                                                                  --------------
                                                                                                       6,625,438
                                                                                                  --------------
           TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
  55,000   AT&T Corp............................................................................       3,141,875
  62,000   MCI Communications Corp..............................................................       3,599,875
  49,000   Sprint Corp..........................................................................       3,454,500
  76,000   WorldCom, Inc.*......................................................................       3,671,750
                                                                                                  --------------
                                                                                                      13,868,000
                                                                                                  --------------
           TELEPHONES (1.6%)
  76,000   Alltel Corp..........................................................................       3,534,000
  76,000   Ameritech Corp.......................................................................       3,410,500
  70,000   Bell Atlantic Corp...................................................................       3,193,750
  51,000   BellSouth Corp.......................................................................       3,423,375
 111,000   Frontier Corp........................................................................       3,496,500
  62,000   GTE Corp.............................................................................       3,448,750
  82,000   SBC Communications, Inc..............................................................       3,280,000
  67,813   U.S. West, Inc.......................................................................       3,187,208
                                                                                                  --------------
                                                                                                      26,974,083
                                                                                                  --------------
           TEXTILES & APPAREL (0.8%)
 108,000   Fruit of the Loom, Inc. (Class A)*...................................................       3,584,250
  65,000   Liz Claiborne, Inc...................................................................       3,396,250
 118,000   Russell Corp.........................................................................       3,562,125
  65,000   VF Corp..............................................................................       3,347,500
                                                                                                  --------------
                                                                                                      13,890,125
                                                                                                  --------------
           TEXTILES - HOME FURNISHINGS (0.2%)
  66,000   Springs Industries, Inc. (Class A)...................................................       3,044,250
                                                                                                  --------------
           TOBACCO (0.4%)
  85,000   Philip Morris Companies, Inc.........................................................       3,346,875
 119,000   UST, Inc.............................................................................       3,213,000
                                                                                                  --------------
                                                                                                       6,559,875
                                                                                                  --------------
           TRUCKERS (0.2%)
  97,200   Ryder System, Inc....................................................................       3,067,875
                                                                                                  --------------
           UTILITIES - ELECTRIC (5.1%)
  81,000   Ameren Corp..........................................................................       3,219,750
  68,000   American Electric Power Co., Inc.....................................................       3,085,500
 100,000   Baltimore Gas & Electric Co..........................................................       3,106,250
  75,000   Carolina Power & Light Co............................................................       3,253,125

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 119,000   Central & South West Corp............................................................  $    3,198,125
  91,000   CINergy Corp.........................................................................       3,185,000
  77,000   Consolidated Edison, Inc.............................................................       3,546,813
  79,000   Dominion Resources, Inc..............................................................       3,219,250
  90,000   DTE Energy Co........................................................................       3,633,750
  56,000   Duke Power Co........................................................................       3,318,000
 116,000   Edison International.................................................................       3,429,250
 126,000   Entergy Corp.........................................................................       3,622,500
 110,000   FirstEnergy Corp.....................................................................       3,382,500
  52,000   FPL Group, Inc.......................................................................       3,276,000
  84,000   GPU, Inc.............................................................................       3,176,250
 120,000   Houston Industries, Inc..............................................................       3,705,000
 245,000   Niagara Mohawk Power Corp.*..........................................................       3,659,688
 115,000   Northern States Power Co.............................................................       3,291,875
 143,000   PacifiCorp...........................................................................       3,235,375
 126,000   PECO Energy Co.......................................................................       3,677,625
 105,000   PG & E Corp..........................................................................       3,314,063
 138,000   PP&L Resources, Inc..................................................................       3,130,875
  98,500   Public Service Enterprise Group, Inc.................................................       3,392,094
 121,000   Southern Co..........................................................................       3,350,188
  76,000   Texas Utilities Co...................................................................       3,163,500
 104,100   Unicom Corp..........................................................................       3,650,006
                                                                                                  --------------
                                                                                                      87,222,352
                                                                                                  --------------
           WASTE MANAGEMENT (0.4%)
  97,000   Browning-Ferris Industries, Inc......................................................       3,370,750
 107,000   Waste Management, Inc................................................................       3,745,000
                                                                                                  --------------
                                                                                                       7,115,750
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,020,525,772) (a)....................................................   99.5 %   1,692,211,903

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.5         7,912,850
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,700,124,753
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $699,688,454 and the aggregate gross unrealized depreciation is $28,002,323, resulting in net unrealized appreciation of $671,686,131.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,020,525,772)..........................................................  $1,692,211,903
Cash........................................................................................          26,254
Receivable for:
    Investments sold........................................................................      24,435,123
    Dividends...............................................................................       1,864,974
    Shares of beneficial interest sold......................................................       1,847,271
Prepaid expenses and other assets...........................................................          76,914
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,720,462,439
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      17,384,468
    Plan of distribution fee................................................................       1,108,872
    Shares of beneficial interest repurchased...............................................         992,450
    Investment management fee...............................................................         671,572
Accrued expenses and other payables.........................................................         180,324
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      20,337,686
                                                                                              --------------
     NET ASSETS.............................................................................  $1,700,124,753
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  940,922,686
Net unrealized appreciation.................................................................     671,686,131
Accumulated undistributed net investment income.............................................       3,092,922
Accumulated undistributed net realized gain.................................................      84,423,014
                                                                                              --------------
     NET ASSETS.............................................................................  $1,700,124,753
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $18,422,430
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         476,912
     NET ASSET VALUE PER SHARE..............................................................          $38.63
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $40.77
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,628,435,118
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      42,252,735
     NET ASSET VALUE PER SHARE..............................................................          $38.54
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $8,976,712
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         233,396
     NET ASSET VALUE PER SHARE..............................................................          $38.46
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $44,290,493
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,144,749
     NET ASSET VALUE PER SHARE..............................................................          $38.69
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $76,698 foreign withholding tax)............................................  $ 25,226,265
Interest......................................................................................     1,699,563
                                                                                                ------------

     TOTAL INCOME.............................................................................    26,925,828
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        25,684
Plan of distribution fee (Class B shares).....................................................    11,880,753
Plan of distribution fee (Class C shares).....................................................        46,410
Investment management fee.....................................................................     7,209,874
Transfer agent fees and expenses..............................................................     1,294,721
S&P license fee...............................................................................       236,819
Registration fees.............................................................................       119,265
Custodian fees................................................................................        97,243
Shareholder reports and notices...............................................................        72,202
Professional fees.............................................................................        53,247
Trustees' fees and expenses...................................................................         9,884
Other.........................................................................................        13,079
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    21,059,181
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     5,866,647
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   114,426,479
Net change in unrealized appreciation.........................................................   185,461,139
                                                                                                ------------

     NET GAIN.................................................................................   299,887,618
                                                                                                ------------

NET INCREASE..................................................................................  $305,754,265
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1998*  JUNE 30, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $    5,866,647  $    6,882,589
Net realized gain...........................................................     114,426,479      29,310,632
Net change in unrealized appreciation.......................................     185,461,139     223,988,603
                                                                              --------------  --------------

     NET INCREASE...........................................................     305,754,265     260,181,824
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................         (63,581)       --
    Class B shares..........................................................      (5,643,366)     (6,849,389)
    Class C shares..........................................................         (16,505)       --
    Class D shares..........................................................        (276,561)       --
Net realized gain
    Class A shares..........................................................        (358,348)       --
    Class B shares..........................................................     (53,722,119)    (20,247,286)
    Class C shares..........................................................        (148,997)       --
    Class D shares..........................................................      (1,403,319)       --
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (61,632,796)    (27,096,675)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............      86,265,916     175,057,823
                                                                              --------------  --------------

     NET INCREASE...........................................................     330,387,385     408,142,972

NET ASSETS:
Beginning of period.........................................................   1,369,737,368     961,594,396
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,092,922 AND
    $3,226,288, RESPECTIVELY)...............................................  $1,700,124,753  $1,369,737,368
                                                                              --------------  --------------
                                                                              --------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund"), formerly Dean Witter Value-Added Market Series - Equity Portfolio, is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion. Effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.40% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes,

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $65,044,670 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $17,900, $1,399,742 and $8,814, respectively, and received $106,072 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year June 30, 1998 aggregated $339,145,308 and $277,857,482, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $173,620 and $629,964, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $1,840,663 as well as a realized gain of $1,275,073.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of $6,512.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At June 30, 1998, the Fund had an accrued pension liability of $74,703 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                              ENDED                          ENDED
                                                                          JUNE 30, 1998+                 JUNE 30, 1997
                                                                   ----------------------------   ----------------------------
                                                                     SHARES          AMOUNT         SHARES          AMOUNT
                                                                   -----------   --------------   -----------   --------------
CLASS A SHARES*
Sold.............................................................      566,344   $   20,580,505       --              --
Reinvestment of dividends and distributions......................       10,591          362,114       --              --
Redeemed.........................................................     (100,023)      (3,787,323)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class A...........................................      476,912       17,155,296       --              --
                                                                   -----------   --------------   -----------   --------------

CLASS B SHARES
Sold.............................................................    7,625,465      274,194,911    13,005,357   $  378,425,492
Reinvestment of dividends and distributions......................    1,584,986       54,222,347       865,747       24,803,673
Redeemed.........................................................   (7,463,240)    (270,820,041)   (7,810,681)    (228,171,342)
                                                                   -----------   --------------   -----------   --------------
Net increase - Class B...........................................    1,747,211       57,597,217     6,060,423      175,057,823
                                                                   -----------   --------------   -----------   --------------

CLASS C SHARES*
Sold.............................................................      275,286       10,002,911       --              --
Reinvestment of dividends and distributions......................        4,390          150,050       --              --
Redeemed.........................................................      (46,280)      (1,694,447)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class C...........................................      233,396        8,458,514       --              --
                                                                   -----------   --------------   -----------   --------------

CLASS D SHARES*
Sold.............................................................      345,098       12,600,125       --              --
Reinvestment of dividends and distributions......................       49,109        1,679,529       --              --
Redeemed.........................................................     (301,496)     (11,224,765)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class D...........................................       92,711        3,054,889       --              --
                                                                   -----------   --------------   -----------   --------------
Net increase in Fund.............................................    2,550,230   $   86,265,916     6,060,423   $  175,057,823
                                                                   -----------   --------------   -----------   --------------
                                                                   -----------   --------------   -----------   --------------

------------------
+ On July 28, 1997, 1,052,038 shares representing $36,600,402 were transferred to Class D.
* For the period July 28, 1997 (issue date) through June 30, 1998.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE YEAR ENDED JUNE 30
                  ----------------------------------------------------------------------------------------------------------------
                   1998*++      1997       1996        1995       1994       1993        1992       1991       1990        1989
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    32.96  $   27.09  $   23.06  $    19.23  $   19.17  $   16.29  $    14.73  $   14.21  $   13.86  $    12.47
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........       0.13       0.17       0.18        0.19       0.14       0.14        0.17       0.20       0.23        0.24
Net realized and
 unrealized
 gain............       6.89       6.41       4.23        3.88       0.30       2.86        1.57       0.59       0.62        1.56
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......       7.02       6.58       4.41        4.07       0.44       3.00        1.74       0.79       0.85        1.80
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.14)     (0.18)     (0.26)      (0.09)     (0.09)     (0.12)      (0.18)     (0.21)     (0.24)      (0.24)
   Net realized
   gain..........      (1.30)     (0.53)     (0.12)      (0.15)     (0.29)    --          --          (0.06)     (0.26)      (0.17)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...      (1.44)     (0.71)     (0.38)      (0.24)     (0.38)     (0.12)      (0.18)     (0.27)     (0.50)      (0.41)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $    38.54  $   32.96  $   27.09  $    23.06  $   19.23  $   19.17  $    16.29  $   14.73  $   14.21  $    13.86
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      21.84%     24.71%     19.27%      21.41%      2.26%     18.50%      11.83%      5.82%      6.17%      16.87%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.36%      1.45%      1.51%       1.64%      1.68%      1.71%       1.80%      1.80%      1.80%       1.90%

Net investment
 income..........       0.35%      0.62%      0.81%       1.01%      0.86%      0.86%       1.10%      1.40%      1.90%       2.30%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........     $1,628     $1,370       $962        $642       $456       $311        $193       $139       $148         $78

Portfolio
 turnover rate...         18%        11%        10%         11%        19%         6%          9%        20%        10%         10%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        JUNE 30, 1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.30
Net realized and unrealized gain......................................         5.07
                                                                             ------
Total from investment operations......................................         5.37
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.23)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.53)
                                                                             ------
Net asset value, end of period........................................      $ 38.63
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83%(2)
Net investment income.................................................         0.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $18,422
Portfolio turnover rate...............................................           18%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.04
Net realized and unrealized gain......................................         5.07
                                                                             ------
Total from investment operations......................................         5.11
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.44)
                                                                             ------
Net asset value, end of period........................................      $ 38.46
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        15.22%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.58%(2)
Net investment income.................................................         0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $8,977
Portfolio turnover rate...............................................           18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        JUNE 30, 1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 34.79
                                                                             ------

Net investment income.................................................         0.40
Net realized and unrealized gain......................................         5.06
                                                                             ------

Total from investment operations......................................         5.46
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.26)
   Net realized gain..................................................        (1.30)
                                                                             ------

Total dividends and distributions.....................................        (1.56)
                                                                             ------

Net asset value, end of period........................................      $ 38.69
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.58%(2)

Net investment income.................................................         1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $44,290

Portfolio turnover rate...............................................           18%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET
SERIES - EQUITY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund"), formerly Dean Witter Value-Added Market Series - Equity Portfolio, at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK
AUGUST 5, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)
       During the year ended June 30, 1998, the fund paid to shareholders $0.98 per share from long-term capital gains. Of this $0.98 distribution, $0.26 is taxable as 28% rate gain and $0.72 is taxable as 20% rate gain. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



Morgan Stanley
Dean Witter
Value-Added
Market Series
Equity Portfolio




[GRAPHIC]






Annual Report
June 30, 1998